Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of Components of Cash

The nature and components of the cash as of September 30, 2024 and September 30, 2025 were as follow:

	As of Sep 30, 2024	As of Sep 30, 2025	As of Sep 30, 2025
	HK$	HK$	US$
Bank balances kept in Hong Kong licensed banks	16,037,938	34,446,270	4,425,901
Other monetary funds	847,482	1,488,190	191,213
Cash on hand	79,069	22,755	2,924
	16,964,489	35,957,215	4,620,038

Schedule of Estimated Useful Life

Plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is provided for on a straight-line basis following industry standards for the related assets as follows:

Furniture and fixture	5 years
Motor vehicle	3 years
Electronic equipment	5 years
Leasehold improvements	5 years

Schedule of Disaggreation of Revenue

The summary of the Group’s total revenues by online and retailing sales for the years ended September 30, 2025, 2024 and 2023 were as follows:

	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Online Sales	35,563,243	37,155,324	36,241,078	4,648,855
Retailing Sales	32,633,634	37,775,064	29,839,595	3,827,699
Total	68,196,877	74,930,388	66,080,673	8,476,554

The summary of the Group’s total revenues by product categories for the years ended September 30, 2025, 2024 and 2023 were as follows:

	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Skincare	32,239,652	40,503,441	35,124,317	4,505,601
Hair Care	16,991,257	16,025,871	15,815,535	2,028,751
Cosmetics	8,492,208	9,563,519	9,486,167	1,216,846
Others	10,473,760	8,837,557	5,654,654	725,356
Total	68,196,877	74,930,388	66,080,673	8,476,554